Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares outstanding (in shares)	6,666,993	4,062,853
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	2,300,000	2,300,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)	79,246	79,246